Derivative Financial Instruments and Off-balance sheet Financial Instruments	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Off-balance sheet Financial Instruments	Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company significantly changed their use of derivatives after the sale on November 1, 2021.
Strategy for periods prior to the acquisition on November 1, 2021:
The Company used derivatives for risk reduction and to increase investment portfolio returns through asset replication. Risk reduction activity was focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations. Asset replication refers to the “synthetic” creation of assets through the use of derivatives. The Company replicated fixed income securities using a combination of a credit default swap, index total return swap, options, or a foreign currency forward contract and one or more highly rated fixed income securities, primarily investment grade host bonds, to synthetically replicate the economic characteristics of one or more cash market securities. The Company replicated equity securities using futures, index total return swaps and options to increase equity exposure.
The Company utilized several derivative strategies to manage risk. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures were utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship was maintained within specified ranges and to reduce exposure to rising or falling interest rates. Fixed income index total return swaps were used to offset valuation losses in the portfolio during periods of declining market values. Credit default swaps were typically used to mitigate the credit risk within the Company’s fixed income portfolio. Futures and options were used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company used equity index total return swaps, options and futures to offset valuation losses in the equity portfolio during periods of declining equity market values. Foreign currency swaps and forwards were primarily used to reduce the foreign currency risk associated with holding foreign currency denominated investments.
Strategy for periods subsequent to the acquisition on November 1, 2021:
The Company utilizes certain derivative strategies to manage risk. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders.
Embedded derivatives and accounting
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are equity options in life and annuity product contracts, which provide returns linked to equity indices to contractholders. The Company also has an embedded derivative in the funds withheld reinsurance agreement with ERL.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The fair value of the hedged liability is reported in contractholder funds in the Consolidated Statements of Financial Position. The impact from results of the fair value hedge is reported in interest credited to contractholder funds in the Consolidated Statements of Operations and Comprehensive Income.
The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position.
For those derivatives which qualify and have been designated as fair value accounting hedges, net income includes the changes in the fair value of both the derivative instrument and the hedged risk. For cash flow hedges, gains and losses are amortized from AOCI and are reported in net income in the same period the forecasted transactions being hedged impact net income.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.
Fair value hedges The Company had one derivative designated as a fair value hedge and had no foreign currency contracts designated as fair value hedges during 2021, 2020 and 2019.
Cash flow hedges The Company had no derivatives designated as cash flow hedges during 2021, 2020 and 2019.
The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2021.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as fair value accounting hedging instruments
Other	Other assets	$3	n/a	$—	$—	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	—	—	—	—	—
Futures	Other assets	—	—	—	—	—
Equity and index contracts
Options	Other investments	n/a	2,175	140	140	—
Futures	Other assets	—	—	—	—	—
Total return index contracts
Total return swap agreements - equity index	Other investments	—	—	—	—	—
Foreign currency contracts
Foreign currency forwards	Other investments	—	—	—	—	—
Embedded derivative financial instruments
Other embedded derivative financial instruments	Other investments	—	—	—	—	—
Credit default contracts
Credit default swaps - buying protection	Other investments	—	—	—	—	—
Credit default swaps - selling protection	Other investments	—	—	—	—	—
Subtotal		—	2,175	140	140	—
Total asset derivatives		$3	$2,175	$140	$140	$—

Liability derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$—	n/a	$—	$—	$—
Futures	Other liabilities & accrued expenses	n/a	—	—	—	—
Equity and index contracts
Options	Other liabilities & accrued expenses	n/a	2,175	(86)	—	(86)
Futures	Other liabilities & accrued expenses	—	38	—	—	—
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	—	n/a	—	—	—
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	97	n/a	(12)	—	(12)
Guaranteed withdrawal benefits	Contractholder funds	167	n/a	(11)	—	(11)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,723	n/a	(404)	—	(404)
Funds withheld reinsurance agreement with ERL	Funds withheld payable to affiliate	—	1	(112)	—	(112)
Credit default contracts
Credit default swaps - selling protection	Other liabilities & accrued expenses	—	n/a	—	—	—
Total liability derivatives		1,987	2,214	(625)	$—	$(625)
Total derivatives		$1,990	4,389	$(485)
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(1)  Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2020.

($ in millions, except number of contracts)		Volume
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as fair value accounting hedging instruments
Other	Other assets	$3	n/a	$—	$—	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	$13	n/a	$—	$—	$—
Futures	Other assets	n/a	312	—	—	—
Equity and index contracts
Options	Other investments	n/a	2,831	184	184	—
Futures	Other assets	n/a	46	—	—	—
Total return index contracts
Total return swap agreements - equity index	Other investments	8	n/a	1	1	—
Foreign currency contracts
Foreign currency forwards	Other investments	113	n/a	1	4	(3)
Embedded derivative financial instruments
Other embedded derivative financial instruments	Other investments	750	n/a	—	—	—
Credit default contracts
Credit default swaps - buying protection	Other investments	17	n/a	(1)	—	(1)
Credit default swaps – selling protection	Other investments	4	n/a	—	—	—
Subtotal		905	3,189	185	189	(4)
Total asset derivatives		$908	3,189	$185	$189	$(4)

Liability derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$19	n/a	$—	$—	$—
Futures	Other liabilities & accrued expenses	n/a	25	—	—	—
Equity and index contracts
Options	Other liabilities & accrued expenses	n/a	2,712	(110)	—	(110)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	117	n/a	(4)	1	(5)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	128	n/a	(18)	—	(18)
Guaranteed withdrawal benefits	Contractholder funds	190	n/a	(15)	—	(15)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,785	n/a	(483)	—	(483)
Credit default contracts
Credit default swaps - selling protection	Other liabilities & accrued expenses	1	n/a	—	—	—
Total liability derivatives		2,240	2,737	(630)	$1	$(631)
Total derivatives		$3,148	5,926	$(445)
The Company had no OTC derivatives as of December 31, 2021. The following table provides gross and net amounts for the Company’s OTC derivatives as of December 31, 2020, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount

Asset derivatives	$6	$(5)	$(1)	$—	$—	$—
Liability derivatives	(9)	5	4	—	—	—
The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income.

($ in millions)	Net gains and losses on investments and derivatives	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2021
Interest rate contracts	$—	$—	$—	$—
Equity and index contracts	5	—	31	36
Embedded derivative financial instruments	(112)	10	59	(43)
Foreign currency contracts	4	—	—	4
Credit default contracts	—	—	—	—
Total	$(103)	$10	$90	$(3)
2020
Interest rate contracts	$4	$—	$—	$4
Equity and index contracts	6	—	20	26
Embedded derivative financial instruments	—	(1)	(34)	(35)
Foreign currency contracts	(7)	—	—	(7)
Credit default contracts	1	—	—	1
Total return swaps - equity index	1	—	—	1
Total	$5	$(1)	$(14)	$(10)
2019
Equity and index contracts	5	—	58	63
Embedded derivative financial instruments	—	7	(57)	(50)
Foreign currency contracts	3	—	—	3
Credit default contracts	(1)	—	—	(1)
Total return swaps - fixed income	1	—	—	1
Total return swaps - equity index	3	—	—	3
Total	$11	$7	$1	$19
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2021, counterparties did not pledge collateral to the Company, and the Company pledged $4 million in securities to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.
The following table summarizes the counterparty credit exposure as of December 31, 2020 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	3	$94	$3	$—
Total	3	$94	$3	$—
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(1)Everlake uses the lower of S&P’s or Moody’s long-term debt issuer ratings.
(2)Only OTC derivatives with a net positive fair value are included for each counterparty.
For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2021, the Company pledged $4 million in the form of margin deposits.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent cross-default provisions. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments.
The following summarizes the fair value of derivative instruments with credit-risk-contingent features that are in a gross liability position, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs as of December 31, 2020.

($ in millions)
Gross liability fair value of contracts containing credit-risk-contingent features	$8
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(3)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(5)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—
Credit derivatives - selling protection
A credit default swap (“CDS”) is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.
The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2020. The Company had no CDS outstanding as of December 31, 2021.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
Single name
Corporate debt	$—	$—	$—	$5	$5	$—
Total	$—	$—	$—	$5	$5	$—
In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default (“FTD”) structure or credit derivative index (“CDX”) that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125)
reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity’s name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.
The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2021	2020
Commitments to invest in limited partnership interests	$377	$918
Private placement commitments	—	—
Other loan commitments	—	75
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Private placement commitments represent commitments to purchase private placement debt and private equity securities at a future date. The Company enters into these agreements in the normal course of business. The fair value of the debt commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.
Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Unless unconditionally cancellable, the Company recognizes a credit loss allowance on such commitments. Commitments have either fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.